Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Debt Summarized by Interest Rates and Currencies

As of December 31, 2017 and 2016, CEMEX´s consolidated debt summarized by interest rates and currencies, was as follow:

		2017				2016
		Short-term	Long-term	Total		Short-term	Long-term	Total
Floating rate debt	Ps	7,282	53,389	60,671	Ps	519	64,550	65,069
Fixed rate debt		9,691	123,633	133,324		703	170,466	171,169

	Ps	16,973	177,022	193,995	Ps	1,222	235,016	236,238

Effective rate[1]
Floating rate		6.1%	3.0%			9.7%	4.4%
Fixed rate		4.8%	5.7%			4.4%	6.5%

		2017					2016
Currency		Short- term	Long- term	Total	Effective rate[1]		Short- term	Long- term	Total	Effective rate[1]
Dollars	Ps	6,206	107,508	113,714	5.9%	Ps	114	179,675	179,789	6.3%
Euros		9,705	54,906	64,611	3.5%		50	55,292	55,342	4.3%
Pounds		—	9,141	9,141	2.6%		—	—	—	—
Philippine pesos		—	5,408	5,408	4.6%		—	—	—	—
Pesos		—	—	—	—		648	—	648	4.4%
Other currencies		1,062	59	1,121	6.2%		410	49	459	10.2%

	Ps	16,973	177,022	193,995		Ps	1,222	235,016	236,238

1	In 2017 and 2016, represents the weighted average interest rate of the related debt agreements.

Summary of Consolidated Debt by Type of Instrument

As of December 31, 2017 and 2016, CEMEX´s consolidated debt summarized by type of instrument, was as follow:

2017		Short- term	Long- term	2016		Short- term	Long- term
Bank loans				Bank loans
Loans in foreign countries, 2018 to 2022	Ps	910	5,439	Loans in foreign countries, 2017 to 2022	Ps	261	1,090
Syndicated loans, 2018 to 2020		—	50,132	Syndicated loans, 2017 to 2020		36	57,032

		910	55,571			297	58,122

Notes payable				Notes payable
Notes payable in Mexico, 2018		—	—	Notes payable in Mexico, 2017		—	648
Medium-term notes, 2018 to 2026		224	133,949	Medium-term notes, 2017 to 2026		—	173,656
Other notes payable, 2018 to 2025		154	3,187	Other notes payable, 2017 to 2025		173	3,342

		378	137,136			173	177,646

Total bank loans and notes payable		1,288	192,707	Total bank loans and notes payable		470	235,768
Current maturities		15,685	(15,685)	Current maturities		752	(752)

	Ps	16,973	177,022		Ps	1,222	235,016

Summary of Changes in Consolidated Debt

Changes in consolidated debt for the years ended December 31, 2017, 2016 and 2015 were as follows:

		2017	2016	2015
Debt at beginning of year	Ps	236,238	229,343	205,834
Proceeds from new debt instruments		93,620	48,748	52,764
Debt repayments		(128,411)	(85,798)	(64,237)
Foreign currency translation and inflation effects		(7,452)	43,945	34,982

Debt at end of year	Ps	193,995	236,238	229,343

Summary of Long Term Notes Payable

As of December 31, 2017 and 2016, CEMEX’s long-term notes payable are detailed as follows:

Description	Date of issuance	Issuer[1,2]	Currency	Principal amount	Rate[1]	Maturity Date	Repurchased amount US$	Outstanding amount[3] US$	2017	2016
April 2026 Notes[8]	16/Mar/16	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.75%	16/Apr/26	—	1,000	Ps 19,568	20,631
July 2025 Notes	02/Apr/03	CEMEX Materials LLC	Dollar	150	7.70%	21/Jul/25	—	150	3,061	3,249
March 2025 Notes	03/Mar/15	CEMEX, S.A.B. de C.V.	Dollar	750	6.125%	05/May/25	—	750	14,691	15,488
January 2025 Notes	11/Sep/14	CEMEX, S.A.B. de C.V.	Dollar	1,100	5.70%	11/Jan/25	(29)	1,071	20,988	22,124
December 2024 Notes[4]	05/Dec/17	CEMEX, S.A.B. de C.V.	Euro	650	2.75%	05/Dec/24	—	780	15,257	—
June 2024 Notes[8]	14/Jun/16	CEMEX Finance LLC	Euro	400	4.625%	15/Jun/24	—	480	9,390	8,665
April 2024 Notes	01/Apr/14	CEMEX Finance LLC	Dollar	1,000	6.00%	01/Apr/24	(10)	990	18,924	19,886
March 2023 Notes	03/Mar/15	CEMEX, S.A.B. de C.V.	Euro	550	4.375%	05/Mar/23	—	660	12,938	11,948
October 2022 Notes[5], [8]	12/Oct/12	CEMEX Finance LLC	Dollar	1,500	9.375%	12/Oct/22	(1,500)	—	—	21,738
January 2022 Notes[5]	11/Sep/14	CEMEX, S.A.B. de C.V.	Euro	400	4.75%	11/Jan/22	—	480	9,434	8,696
April 2021 Notes[6]	01/Apr/14	CEMEX Finance LLC	Euro	400	5.25%	01/Apr/21	(447)	—	—	8,679
January 2021 Notes[7], [8]	02/Oct/13	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.25%	15/Jan/21	(659)	341	6,606	14,845
December 2019 Notes[5], [7], [8]	12/Aug/13	CEMEX, S.A.B. de C.V.	Dollar	1,000	6.50%	10/Dec/19	(1,000)	—	—	14,471
October 2018 Variable Notes[8]	02/Oct/13	CEMEX, S.A.B. de C.V.	Dollar	500	L+475bps	15/Oct/18	(187)	313	6,154	6,485
November 2017 Notes	30/Nov/07	CEMEX, S.A.B. de C.V.	Peso	627	4.40%	17/Nov/17	(37)	—	—	648
Other notes payable									125	93

									Ps 137,136	177,646

1	In all applicable cases the issuer refers to CEMEX España, S.A. acting through its Luxembourg Branch. The letter “L” included above refers to LIBOR, which represents the London Inter-Bank Offered Rate, variable rate used in international markets for debt denominated in U.S. dollars. As of December 31, 2017 and 2016, 3-Month LIBOR rate was 1.6943% and 0.9979%, respectively. The contraction “bps” means basis points. One hundred basis points equal 1%.
2	Unless otherwise indicated, all issuances are fully and unconditionally guaranteed by CEMEX, S.A.B. de C.V., CEMEX México, S.A. de C.V., CEMEX Concretos, S.A. de C.V., Empresas Tolteca de México, S.A. de C.V., New Sunward Holding B.V., CEMEX España, S.A., CEMEX Asia, B.V., CEMEX Corp., CEMEX Egyptian Investments, B.V., CEMEX Finance LLC, CEMEX France Gestion, (S.A.S.), CEMEX Research Group AG and CEMEX UK. CEMEX Egyptian Investments II, B.V. and CEMEX Shipping B.V. originally guaranteed the issuances listed above but were merged into CEMEX España, S.A. on October 3, 2016.
3	Presented net of all outstanding notes repurchased and held by CEMEX’s subsidiaries.
4	On December 5, 2017, CEMEX issued €650 of 2.75% senior secured notes due December 5, 2024 (the “December 2024 Notes”). The proceeds will be used to repay other indebtedness.
5

In connection with tender offers or the execution of call notice, as applicable, on December 10, 2017, CEMEX repurchased the outstanding amount of the December 2019 Notes for an aggregate principal amount of US$611; and on September 25, 2017, CEMEX repurchased US$701 aggregate principal amount of the October 2022 Notes. The notes of the holders that did not tender in the offer for US$343 were redeemed on October 12, 2017. In addition, on November 28, 2017, CEMEX announced its intention to redeem the total outstanding amount of the January 2022 Notes for an aggregate principal amount of €400 (US$480 or Ps9,432) that would be payable on January 10, 2018 and are presented as current maturities of long-term debt in the statement of financial position as of December 31, 2017 (note 26).

6	On May 31, 2017, by means of a tender offer for the April 2021 Notes, CEMEX redeemed the remaining €400 of aggregate principal amount of such notes.
7	On February 28, 2017, by means of a tender offer, CEMEX repurchased US$385 aggregate principal amount of the January 2021 Notes and US$90 of the December 2019 Notes.
8	During 2016, by means of tender offers, using available funds from the issuance of the April 2026 Notes, the June 2024 Notes, the sale of assets and cash flows provided by operating activities, CEMEX completed the purchase of US$739 principal amount of the October 2022 Notes, the purchase of US$178 principal amount of the October 2018 Variable Notes, the purchase of US$219 principal amount of the December 2019 Notes, and the purchase of US$242 principal amount of the January 2021 Notes.

Schedule of Consolidated Long-Term Debt	The maturities of consolidated long-term debt as of December 31, 2017, were as follows:

		2017
2019	Ps	30
2020		10,175
2021		26,948
2022		19,594
2023 and thereafter.		120,275

	Ps	177,022

Schedule of Lines of Credit

As of December 31, 2017, CEMEX had the following lines of credit, the majority of which are uncommitted, at annual interest rates ranging between 1.25% and 6.50%, depending on the negotiated currency:

		Lines of credit	Available
Other lines of credit in foreign subsidiaries	Ps	9,506	7,237
Other lines of credit from banks		9,309	8,169

	Ps	18,815	15,406

Summary of Margin over LIBOR Depending on Leverage Ration

All tranches under the 2017 Credit Agreement have substantially the same terms, including an applicable margin over LIBOR or EURIBOR, as applicable, of between 125 to 350 basis points, depending on the leverage ratio (as defined below) of CEMEX, as follows:

Consolidated leverage ratio	Applicable margin
> = 5.50x	350 bps
< 5.00x > 4.50x	300 bps
< 4.50x > 4.00x	250 bps
< 4.00x > 3.50x	212.5 bps
< 3.50x > 3.00x	175 bps
< 3.00x > 2.50x	150 bps
< 2.50x	125 bps

Summary of Coverage Ratio and Leverage Ratio

As of December 31, 2017, CEMEX must comply with a Coverage ratio and a Leverage ratio for each period of four consecutive fiscal quarters as follows:

Period	Coverage ratio	Period	Leverage ratio
For the period ending on December 31, 2017 up to and including the period ending on March 31, 2020	> = 2.50	For the period ending on December 31, 2017 up to and including the period ending on March 31, 2018	< = 5.25
		For the period ending on June 30, 2018 up to and including the period ending on September 30, 2018	< = 5.00
For the period ending on June 30, 2020 and each subsequent reference period	> = 2.75	For the period ending on December 31, 2018 up to and including the period ending on March 31, 2019	< = 4.75
		For the period ending on June 30, 2019 up to and including the period ending on March 31, 2020	< = 4.50
		For the period ending on June 30, 2020 and each subsequent reference period	< = 4.25

Summary of Consolidated Financial Ratios

The main consolidated financial ratios as of December 31, 2017, 2016 and 2015 were as follows:

		Consolidated financial ratios
		2017	2016	2015
Leverage ratio[1,2]	Limit	< = 5.25	< = 6.00	< = 6.00
	Calculation	3.85	4.22	5.21

Coverage ratio[3]	Limit	> = 2.50	> = 1.85	> = 1.85
	Calculation	3.46	3.18	2.61

1	The leverage ratio is calculated in pesos by dividing “Funded debt” by pro forma Operating EBITDA for the last twelve months as of the calculation date. Funded debt equals debt, as reported in the statement of financial position, excluding finance leases, components of liability of convertible subordinated notes, plus perpetual debentures and guarantees, plus or minus the fair value of derivative financial instruments, as applicable, among other adjustments.
2	Pro forma Operating EBITDA represents, all calculated in pesos, Operating EBITDA for the last twelve months as of the calculation date, plus the portion of Operating EBITDA referring to such twelve-month period of any significant acquisition made in the period before its consolidation in CEMEX, minus Operating EBITDA referring to such twelve-month period of any significant disposal that had already been liquidated.
3	The coverage ratio is calculated in pesos using the amounts from the financial statements, by dividing the pro forma Operating EBITDA by the financial expense for the last twelve months as of the calculation date. Financial expense includes interest accrued on the perpetual debentures.

Summary of Other Financial Obligations

As of December 31, 2017 and 2016, other financial obligations in the consolidated statement of financial position are detailed as follows:

		2017				2016
		Short-term	Long-term	Total		Short-term	Long-term	Total
I. Convertible subordinated notes due 2020	Ps	—	9,985	9,985	Ps	—	10,417	10,417
II. Convertible subordinated notes due 2018		7,115	—	7,115		—	13,575	13,575
III. Mandatorily convertible securities 2019		323	371	694		278	689	967
IV. Liabilities secured with accounts receivable		11,313	—	11,313		11,095	—	11,095
V. Finance leases		611	2,503	3,114		285	1,291	1,576

	Ps	19,362	12,859	32,221	Ps	11,658	25,972	37,630

Summary of Carrying Amounts and Fair Value of Financial Instruments

As of December 31, 2017 and 2016, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

		2017			2016
		Carrying amount	Fair value		Carrying amount	Fair value
Financial assets
Derivative instruments (notes 13.2 and 16.4)	Ps	794	794	Ps	1,900	1,900
Other investments and non-current accounts receivable (note 13.2)		4,964	4,964		5,220	5,220

	Ps	5,758	5,758	Ps	7,120	7,120

Financial liabilities
Long-term debt (note 16.1)	Ps	177,022	184,220	Ps	235,016	241,968
Other financial obligations (note 16.2)		12,859	13,381		25,972	27,419
Derivative instruments (notes 16.4 and 17)		402	402		818	818

	Ps	190,283	198,003	Ps	261,806	270,205

Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy

As of December 31, 2017 and 2016, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories:

2017		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative instruments (notes 13.2 and 16.4)	Ps	—	794	—	794
Investments available-for-sale (note 13.2)		275	—	—	275
Investments held for trading (note 13.2)		—	77	—	77

	Ps	275	871	—	1,146

Liabilities measured at fair value
Derivative instruments (notes 16.4 and 17)	Ps	—	402	—	402

2016		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative instruments (notes 13.2 and 16.4)	Ps	—	1,900	—	1,900
Investments available-for-sale (note 13.2)		491	—	—	491
Investments held for trading (note 13.2)		—	157	—	157

	Ps	491	2,057	—	2,548

Liabilities measured at fair value
Derivative instruments (notes 16.4 and 17)	Ps	—	818	—	818

Summary of Derivative Financial Instruments

As of December 31, 2017 and 2016, the notional amounts and fair values of CEMEX’s derivative instruments were as follows:

		2017		2016
(U.S. dollars millions)		Notional amount	Fair value	Notional amount	Fair value
I. Net investment hedge	US$	1,160	47	—	—
II. Foreign exchange forwards related to forecasted transactions		381	3	80	—
III. Equity forwards on third party shares		168	7	—	—
IV. Interest rate swaps		137	16	147	23
V. Fuels price hedging		72	20	77	15
VI. 2019 Mandatorily Convertible Securities and options on the Parent Company’s own shares		—	(20)	576	26

	US$	1,918	73	880	64

Summary of Consolidated Net Monetary Assets (Liabilities) by Currency

As of December 31, 2017 and 2016, CEMEX’s consolidated net monetary assets (liabilities) by currency are as follows:

	2017
	Mexico	United States	Europe	South, Central America and the Caribbean	Asia, Middle East and Africa	Others [1]	Total
Monetary assets	Ps 11,798	9,453	14,182	7,347	9,780	5,163	57,723
Monetary liabilities	17,505	32,158	45,675	12,016	11,522	221,579	340,455

Net monetary assets (liabilities)[2]	Ps (5,707)	(22,705)	(31,493)	(4,669)	(1,742)	(216,416)	(282,732)

Out of which:
Dollars	Ps(1,097)	(22,710)	39	(126)	221	(133,530)	(157,203)
Pesos	(4,610)	4	24	—	—	(7,745)	(12,327)
Euros	—	—	(10,155)	2	—	(58,452)	(68,605)
Pounds	—	—	(19,358)	—	—	(9,119)	(28,477)
Other currencies	—	1	(2,043)	(4,545)	(1,963)	(7,570)	(16,120)

	Ps(5,707)	(22,705)	(31,493)	(4,669)	(1,742)	(216,416)	(282,732)

	2016
	Mexico	United States	Europe	South, Central America and the Caribbean	Asia, Middle East and Africa	Others [1]	Total
Monetary assets	Ps 10,261	26,685	12,724	6,132	13,101	11,836	80,739
Monetary liabilities	10,564	33,145	42,336	9,130	11,305	277,117	383,597

Net monetary assets (liabilities)[2]	Ps (303)	(6,460)	(29,612)	(2,998)	1,796	(265,281)	(302,858)

Out of which:
Dollars	Ps (483)	(6,463)	38	35	364	(214,751)	(221,260)
Pesos	180	3	—	—	—	(3,395)	(3,212)
Euros	—	—	(9,465)	—	—	(48,470)	(57,935)
Pounds	—	—	(14,408)	—	—	—	(14,408)
Other currencies	—	—	(5,777)	(3,033)	1,432	1,335	(6,043)

	Ps (303)	(6,460)	(29,612)	(2,998)	1,796	(265,281)	(302,858)

1	Includes the Parent Company, CEMEX’s financing subsidiaries, as well as Neoris N.V., among other entities.
2	Includes assets held for sale and liabilities directly related with these assets considering that such items will be realized in the short-term.